UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Partners, L.P.
Address:             280 Park Avenue, 21st Floor, West Tower
                     New York, New York 10017

Form 13F File Number:  028-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash, Member of Joshua Nash LLC
                     -----------------------------------------
Title:               General Partner of Ulysses Partners, L.P.
                     -----------------------------------------
Phone:               212-455-6200
                     -----------------------------------------

Signature, Place, and Date of Signing:

 /s/  Joshua Nash            New York, New York             08/14/03
------------------------    -------------------     ----------------------------
     [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     -0-
                                              --------------------

Form 13F Information Table Entry Total:                72
                                              --------------------

Form 13F Information Table Value Total:        $   552,980       (in thousands)
                                              --------------------



List of Other Included managers:

           NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003

                                                                                         ITEM 5:
                                 ITEM 2:              ITEM 3:           ITEM 4:         Shares or
       ITEM 1:                  Title of              Cusip             Fair           Principal
   Name of Issuer                Class                Number         Market Value       Amount
---------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.           COM                   G3223R108        20,930,400       273,600 SHS
NABORS INDUSTRIES               SHS                   G6359F103         2,790,818        70,600 SHS
PARTNER RE LTD.                 COM                   G6852T105         3,531,701        69,100 SHS
TRANSOCEAN                      ORD                   G90078109         3,877,705       176,500 CALL
AK STEEL                        COM                   001547108           712,778       196,900 SHS
AOL TIME WARNER INC             COM                   00184A105         7,383,701       458,900 CALL
ABITIBI CONSOLIDATED INC.       COM                   003924107         3,589,600       560,000 SHS
AMERICREDIT                     COM                   03060R101         3,017,295       352,900 CALL
ANADARKO PETE CORP.             COM                   032511107         5,500,939       123,700 SHS
ANGLOGOLD LTD                   SPONSORED ADR         035128206        10,134,630       317,700 CALL
AVANEX CORP.                    COM                   05348W109           278,870        70,600 SHS
AVERY DENNISON                  COM                   053611109         7,088,240       141,200 SHS
BP PLC                          SPONSORED ADR         055622104         2,966,612        70,600 CALL
BMC                             COM                   055921100         4,033,510       247,000 CALL
BOEING                          COM                   097023105         4,849,416       141,300 SHS
CASUAL MALE GROUP INC.          COM                   148711104           159,296        30,400 SHS
CATERPILLAR                     COM                   149123101        21,417,968       384,800 CALL
CITIGROUP                       COM                   172967101         7,562,760       176,700 CALL
COCA COLA                       COM                   191216100        18,025,644       388,400 CALL
COMCAST CORP CL A               CL A                  20030N101         6,923,292       229,400 CALL
COMMSCOPE                       COM                   203372107         3,356,350       353,300 SHS
COX COMMUNICATIONS              COM                   224044107         3,770,580       118,200 CALL
DADE BEHRING INC.               COM                   23342J206         3,988,404       176,400 SHS
DEERE & CO.                     COM                   244199105         4,839,630       105,900 SHS
DELTA AND PINE LAND CO.         COM                   247357106         2,112,278        96,100 SHS
DIAMOND                         UNIT SER 1            252787106       190,429,380     2,118,000 PUT
DOW JONES                       COM                   260561105         5,292,690       123,000 SHS
DUKE ENERGY                     COM                   264399106         2,112,705       105,900 SHS
ELECTRONIC DATA                 COM                   285661104        10,598,445       494,100 CALL
FAIRFAX FINCL HOLDINGS          SUB VTG               303901102         3,801,330        24,700 SHS
FEDERAL NATIONAL MTGE           COM                   313586109        14,277,048       211,700 PUT
FLA EAST COAST RR               CL A                  340632108           137,970         5,400 SHS
GEMSTAR-TV GUIDE                COM                   36866W106         1,311,618       261,800 SHS
B.F. GOODRICH                   COM                   382388106         7,177,800       341,800 SHS
GUITAR CENTER INC.              COM                   402040109         1,334,772        45,900 SHS
HOSPITAL CP AMER.               COM                   404119109         3,389,832       105,800 SHS
JOHN HANCOCK FINANCIAL          COM                   41014S106         3,819,739       124,300 SHS
HONEYWELL                       COM                   438516106         7,109,880       264,800 CALL
IMAGISTICS INTL.                COM                   45247T104         4,171,860       161,700 SHS
INSPIRE PHARMACEUTICALS         COM                   457733103         2,283,446       210,650 SHS
INTEL CORP                      COM                   458140100         5,879,866       282,550 SHS
INTEL CORP                      COM                   458140100         6,611,337       317,700 PUT
INTERACTIVECORP                 COM                   45840Q101         5,549,463       141,100 SHS
LA JOLLA PHARMACEUTICAL CO.     COM                   503459109           458,575       141,100 SHS
LENNAR                          CL A                  526057104         6,313,450        88,300 PUT
ELI LILLY                       COM                   532457108         9,738,564       141,200 CALL
MARTEK BIOSCIENCES              COM                   572901106         1,043,199        24,300 SHS
MASSEY ENERGY CO.               COM                   576206106           941,540        71,600 SHS
MICROSOFT                       COM                   594918104        11,766,196       458,900 CALL
MICRON                          COM                   595112103         5,337,007       458,900 CALL
MOTOROLLA                       COM                   620076109         2,662,089       282,300 CALL
NASDAQ 100 SHARES UNIT SER 1    UNIT SER 1            631100104         3,165,715       105,700 SHS
NAVISTAR INTL.                  COM                   63934E108         3,462,043       106,100 SHS
NEWMONT MINING                  COM                   651639106        11,451,888       352,800 CALL
NOKIA                           SPONSORED ADR         654902204         1,739,937       105,900 SHS
PATTERSON-UTI ENERGY            COM                   703481101         1,712,373        52,900 SHS
PEABODY ENERGY CORP.            COM                   704549104           927,084        27,600 SHS
PFIZER                          COM                   717081103         2,113,202        61,880 SHS
QUALCOM                         COM                   747525103         5,074,728       141,200 CALL


                             ** TABLE CONTINUED **

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003

                                                                                         ITEM 5:
                                 ITEM 2:              ITEM 3:           ITEM 4:         Shares or
       ITEM 1:                  Title of              Cusip             Fair           Principal
   Name of Issuer                Class                Number         Market Value       Amount
----------------------------------------------------------------------------------------------------------------
ROWAN                           COM                   779382100         3,953,600       176,500 PUT
SCHLUMBERGER                    COM                   806857108         4,200,431        88,300 SHS
SELECTICA INC.                  COM                   816288104           586,133       184,900 SHS
STATE STREET CORP.              COM                   857477103         5,701,180       144,700 SHS
SYMBOL TECHNOLOGIES INC.        COM                   871508107         3,190,052       245,200 SHS
TECO ENERGY INC.                COM                   872375100         2,116,235       176,500 SHS
TEXAS INSTRUMENTS               COM                   882508104         2,485,120       141,200 CALL
TYCO                            COM                   902124106         2,679,976       141,200 CALL
US BANCORP                      COM                   902973304         7,781,200       317,600 SHS
USG                             COM                   903293405         3,353,500       176,500 PUT
WEBMD CORP                      COM                   94769M105         6,100,244       561,200 SHS
WELLS FARGO                     COM                   949746101        10,674,720       211,800 PUT
XCEL ENERGY INC.                COM                   98389B100         4,117,952       273,800 SHS


                             ** TABLE CONTINUED **

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003

                                                  ITEM 6:                                                ITEM 8:
                                          INVESTMENT DISCRETION                                 VOTING AUTHORITY SHARES
                                                (b) Shares                   ITEM 7:
       ITEM 1:                                 as Defined     (c) Shared   Managers
   Name of Issuer                (a) Sole     in Instr. V       Other      See Instr. V      (a) Sole      (b) Shared      (c) None
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.              X                                                           X
NABORS INDUSTRIES                  X                                                           X
PARTNER RE LTD.                    X                                                           X
TRANSOCEAN                         X                                                           X
AK STEEL                           X                                                           X
AOL TIME WARNER INC                X                                                           X
ABITIBI CONSOLIDATED INC.          X                                                           X
AMERICREDIT                        X                                                           X
ANADARKO PETE CORP.                X                                                           X
ANGLOGOLD LTD                      X                                                           X
AVANEX CORP.                       X                                                           X
AVERY DENNISON                     X                                                           X
BP PLC                             X                                                           X
BMC                                X                                                           X
BOEING                             X                                                           X
CASUAL MALE GROUP INC.             X                                                           X
CATERPILLAR                        X                                                           X
CITIGROUP                          X                                                           X
COCA COLA                          X                                                           X
COMCAST CORP CL A                  X                                                           X
COMMSCOPE                          X                                                           X
COX COMMUNICATIONS                 X                                                           X
DADE BEHRING INC.                  X                                                           X
DEERE & CO.                        X                                                           X
DELTA AND PINE LAND CO.            X                                                           X
DIAMOND                            X                                                           X
DOW JONES                          X                                                           X
DUKE ENERGY                        X                                                           X
ELECTRONIC DATA                    X                                                           X
FAIRFAX FINCL HOLDINGS             X                                                           X
FEDERAL NATIONAL MTGE              X                                                           X
FLA EAST COAST RR                  X                                                           X
GEMSTAR-TV GUIDE                   X                                                           X
B.F. GOODRICH                      X                                                           X
GUITAR CENTER INC.                 X                                                           X
HOSPITAL CP AMER.                  X                                                           X
JOHN HANCOCK FINANCIAL             X                                                           X
HONEYWELL                          X                                                           X
IMAGISTICS INTL.                   X                                                           X
INSPIRE PHARMACEUTICALS            X                                                           X
INTEL CORP                         X                                                           X
INTEL CORP                         X                                                           X
INTERACTIVECORP                    X                                                           X
LA JOLLA PHARMACEUTICAL CO.        X                                                           X
LENNAR                             X                                                           X
ELI LILLY                          X                                                           X
MARTEK BIOSCIENCES                 X                                                           X
MASSEY ENERGY CO.                  X                                                           X
MICROSOFT                          X                                                           X
MICRON                             X                                                           X
MOTOROLLA                          X                                                           X
NASDAQ 100 SHARES UNIT SER 1       X                                                           X
NAVISTAR INTL.                     X                                                           X
NEWMONT MINING                     X                                                           X
NOKIA                              X                                                           X
PATTERSON-UTI ENERGY               X                                                           X
PEABODY ENERGY CORP.               X                                                           X
PFIZER                             X                                                           X
QUALCOM                            X                                                           X



                             ** TABLE CONTINUED **

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2003

                                              ITEM 6:                                                ITEM 8:
                                         INVESTMENT DISCRETION                                 VOTING AUTHORITY SHARES
                                               (b) Shares                   ITEM 7:
       ITEM 1:                                as Defined     (c) Shared   Managers
   Name of Issuer               (a) Sole     in Instr. V       Other      See Instr. V  (a) Sole      (b) Shared      (c) None
------------------------------------------------------------------------------------------------------------------------------
ROWAN                                X                                                      X
SCHLUMBERGER                         X                                                      X
SELECTICA INC.                       X                                                      X
STATE STREET CORP.                   X                                                      X
SYMBOL TECHNOLOGIES INC.             X                                                      X
TECO ENERGY INC.                     X                                                      X
TEXAS INSTRUMENTS                    X                                                      X
TYCO                                 X                                                      X
US BANCORP                           X                                                      X
USG                                  X                                                      X
WEBMD CORP                           X                                                      X
WELLS FARGO                          X                                                      X
XCEL ENERGY INC.                     X                                                      X



                              ** TABLE COMPLETE **